UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary
Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Barrett Growth Fund

(Ticker Symbol: Retail - BGRWX)

SEMI-ANNUAL REPORT

NOVEMBER 30, 2023

Table of Contents

FUND OVERVIEW	2

FUND EXPENSES	4

FINANCIAL STATEMENTS	5

Statement of Investments	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

OTHER IMPORTANT INFORMATION	15

Semi-Annual Report | November 30, 2023 |

 Intentionally Left Blank

Barrett Growth Fund	Fund Overview
November 30, 2023 (Unaudited)

Investment Objective

The Fund seeks to achieve long-term capital appreciation and to maximize after-tax returns.

Fund Management

E. Wells Beck, CFA Portfolio Manager

Amy Kong, CFA Portfolio Manager

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Performance calculations are as of the end of November each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns*

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Barrett Growth Fund (BGRWX)	13.07%	19.73%	6.53%	12.65%	11.35%	5.83%	12/29/98
S&P 500® Index	10.17%	13.84%	9.76%	12.51%	11.82%	7.35%

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designated to measure broad domestic securities markets.

*	Prior to November 20, 2023, the performance results shown in the chart and the table above are for periods prior to the reorganization and reflect the performance of the Predecessor Fund.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.barrettasset.com/barrettmutual. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least November 30, 2025, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for the Fund for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

2	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Fund Overview
November 30, 2023 (Unaudited)

Sector Allocation (as of 11/30/23)

Information Technology	30.1%
Financials	18.3%
Health Care	17.8%
Consumer Discretionary	14.7%
Industrials	6.3%
Communication Services	5.6%
Consumer Staples	4.7%
Materials	2.3%

Sector classifications presented are based on the Global Industry Classifications Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top 10 Holdings (as of 11/30/23)
NVIDIA Corp.	8.7%
Microsoft Corp.	6.9%
Visa, Inc.	6.1%
Apple, Inc.	5.6%
Ares Management Corp.	4.8%
Costco Wholesale Corp.	4.7%
Alphabet, Inc.	4.5%
Progressive Corp. (The)	4.2%
TJX Cos., Inc. (The)	4.2%
Amazon.com, Inc.	4.0%

Top 10 holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | November 30, 2023 |	3

Barrett Growth Fund	Fund Expenses
November 30, 2023 (Unaudited)

Disclosure of Fund Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2023 and held until November 30, 2023.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table below are meant to highlight ongoing Fund costs only and do not reflect transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	June 1, 2023	November 30, 2023*	Ratio(a)	During Period(b)
Based on Actual Fund Return	$1,000.00	$1,130.70	1.16%	$6.20
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.25	1.16%	$5.87

*	Prior to November 20, 2023 the fund expense information is for the Predecessor Fund. Effective November 20, 2023, the expense cap was decreased from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99%.

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

4	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Statement of Investments
November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99 8%
Communication Services — 5 6%
Media & Entertainment — 5.6%
Alphabet, Inc. - Class C (a)	8,500	$1,138,320
Walt Disney Co (The) (a)	3,000	278,070
		1,416,390
Consumer Discretionary — 14 7%
Consumer Services — 4.9%
McDonald’s Corp.	2,500	704,600
Starbucks Corp	5,500	546,150
		1,250,750
Retailing — 9.8%
Amazon.com, Inc. (a)	7,000	1,022,630
AutoZone, Inc. (a)	150	391,489
TJX Cos., Inc. (The)	12,000	1,057,320
		2,471,439
Consumer Staples — 4 7%
Food & Staples Retailing — 4.7%
Costco Wholesale Corp	2,025	1,200,299

Financials — 18 3%
Banks — 2.7%
JPMorgan Chase & Co	4,300	671,144

Diversified Financials — 11.4%
Ares Management Corp - Class A	10,750	1,206,688
BlackRock, Inc.	200	150,246
Visa, Inc. - Class A	6,000	1,540,080
		2,897,014
Insurance — 4.2%
Progressive Corp. (The)	6,500	1,066,195

Health Care — 17 8%
Health Care Equipment & Services — 6.2%
Stryker Corp	2,500	740,825
UnitedHealth Group, Inc.	1,500	829,455
		1,570,280
Pharmaceuticals, Biotechnology & Life Sciences — 11.6%
Danaher Corp	2,750	614,102
Merck & Co., Inc.	4,000	409,920
Regeneron Pharmaceuticals, Inc. (a)	875	720,834
Thermo Fisher Scientific, Inc.	900	446,184
Zoetis, Inc.	4,200	742,014
		2,933,054
Industrials — 6 3%
Capital Goods — 2.7%
EnerSys	4,000	353,920
Roper Technologies, Inc.	600	322,950
		676,870
Commercial & Professional Services — 3.6%
Tetra Tech, Inc.	5,400	854,010
Veralto Corp. (a)	916	70,761
		924,771
	Shares	Value
Information Technology — 30 1%
Semiconductors & Semiconductor Equipment — 8.7%
NVIDIA Corp.	4,700	$2,198,190

Software & Services — 15.8%
Accenture plc - Class A (Ireland)	3,000	999,420
Adobe, Inc. (a)	900	549,909
Fair Isaac Corp (a)	500	543,800
Microsoft Corp	4,600	1,742,986
PayPal Holdings, Inc. (a)	3,250	187,232
		4,023,347
Technology Hardware & Equipment — 5.6%
Apple, Inc.	7,500	1,424,625

Materials — 2 3%
Materials — 2.3%
Ecolab, Inc.	3,000	575,190

Investments at Value — 99 8%
(Cost $6,839,765)		$25,299,558

Other Assets in Excess of Liabilities — 0 2%		56,900

Net Assets — 100 0%		$25,356,458

plc - Public Limited Company

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2023 |	5

Barrett Growth Fund	Statement of Assets and Liabilities
November 30, 2023 (Unaudited)

Assets
Investments, at cost	$6,839,765
Investments, at value	$25,299,558
Cash equivalents (Note 2)	65,777
Receivable from Adviser (Note 6)	8,105
Dividends and interest receivable	14,072
Other assets	8,433
Total assets	25,395,945

Liabilities
Payable for Fund shares redeemed	49
Accrued shareholder servicing fees (Note 6)	1,914
Payable to third party administrator (Note 6)	18,265
Accrued chief compliance officer fees (Note 6)	1,685
Accrued distribution fees (Note 6)	7,541
Other accrued expenses	10,033
Total liabilities	39,487
Net Assets	$25,356,458

Net Assets Consist of:
Paid-in capital	$6,189,543
Accumulated earnings	19,166,915
Net Assets	$25,356,458

Shares of Beneficial Interest Outstanding	1,043,152

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Oustanding)	$24.31

See Notes to Financial Statements.
6	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Statement of Operations
For the Six Months Ended November 30, 2023 (Unaudited)

Investment Income
Dividend income	$122,796
Interest income	151
Total Income	122,947

Expenses
Management fees (Note 6)	122,276
Administration fees (Note 6)	43,625
Distribution fees (Note 6)	20,570
Trustees’ fees (Note 6)	15,524
Legal fees	14,922
Registration and filing fees	12,570
Transfer agent fees (Note 6)	9,139
Chief compliance officer fees (Note 6)	6,690
Audit and tax preparation fees	6,334
Shareholder reporting expenses	3,884
Custody fees	3,087
Shareholder servicing fees (Note 6)	1,914
Insurance expense	1,726
Other	4,941
Total expenses before waivers/reimbursements	267,202
Expenses waived/reimbursed by investment Adviser	(121,737)
Net expenses	145,465
Net Investment Income (Loss)	(22,518)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(19,085)
Net change in unrealized appreciation (depreciation) on investments	3,115,329
Net Realized and Unrealized Gains (Losses)	3,096,244
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,073,726

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2023 |	7

Barrett Growth Fund	Statements of Changes in Net Assets

	Six Months
	Ended
	November 30,	Year Ended
	2023	May 31,
	(Unaudited)	2023
Operations
Net investment income (loss)	$(22,518)	$(34,228)
Net realized gains (losses)	(19,085)	770,184
Change in unrealized appreciation (depreciation)	3,115,329	354,525
Net increase (decrease) in net assets resulting from operations	3,073,726	1,090,481

Distributions to Shareholders (Note 5)	—	(4,071,920)

Beneficial Interest Transactions (Note 4)
Shares sold	5,921	97,566
Shares issued in reinvestment of distributions	—	4,071,920
Cost of shares redeemed	(1,918,380)	(2,357,085)
Net increase (decrease) resulting from beneficial interest transactions	(1,912,459)	1,812,401
Total net increase (decrease) in net assets	1,161,267	(1,169,038)

Net Assets
Beginning of period	24,195,191	25,364,229
End of period	$25,356,458	$24,195,191

See Notes to Financial Statements.
8	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended
	November 30,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023*		May 31,	May 31,	May 31,		May 31,	May 31,
	(Unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$21.50		$25.00	$30.29	$24.34		$20.81	$20.30
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		(0.03)	(0.11)	(0.10)		(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	2.83		0.72	(1.49)	7.99		4.15	1.17
Total from investment operations	2.81		0.69	(1.60)	7.89		4.10	1 15
Less dividends and distributions:
Distributions from net investment income	—		(4.19)	(3.69)	(1.94)		(0.57)	(0.64)
Net asset value, end of period	$24.31		$21.50	$25.00	$30.29		$24.34	$20.81
Total Return	13.07	% (b)	5.09%	(7.25%)	32.96%		19.82%	6.17%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$25,356		$24,195	$25,364	$34,844		$30,565	$26,179
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.16	% (c)(d)	1.17%	1.13%	1.24	% (e)	1.25%	1.25%
Without fee waivers/reimbursements	2.13	% (c)	2.15%	1.76%	1.78%		1.81%	1.81%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.18	%) (c)	(0.14%)	(0.36%)	(0.35%)		(0.21%)	(0.08%)
Without fee waivers/reimbursements	(1.15	%) (c)	(1.12%)	(0.99%)	(0.89%)		(0.77%)	(0.64%)
Portfolio turnover rate	1	% (b)	4%	5%	6%		20%	16%

*	Prior to November 20, 2023, the information is from the Predecessor Fund.

(a)	Calculated using the average shares method.

(b)	Total return and portfolio turnover are not annualized for periods less than one full year.

(c)	Annualized.

(d)	Effective November 20, 2023, the expense cap was decreased from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99%.

(e)	Effective April 30, 2021, the expense cap was decreased from 1.25% to 1.00%, excluding 12b-1 fees.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2023 |	9

Barrett Growth Fund	Notes to Financial Statements
November 30, 2023 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Barrett Growth Fund (the “Fund”) is represented by a single class of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund was reorganized into the Trust on November 20, 2023. Other Series of the Trust are not included in this report.

The Fund is the accounting and performance survivor to the Barrett Growth Fund (the “Predecessor Fund”), a series of the Trust for Professional Managers, an unaffiliated registered investment company. The Predecessor Fund commenced operations on December 29, 1998. On November 20, 2023, the Fund (which had no prior activity or net assets) acquired all of the net assets of the Predecessor Fund pursuant to an agreement and plan of reorganization (the “Reorganization”). The Fund’s investment objective is long-term capital appreciation and the maximization of after-tax returns.

The Reorganization was accomplished by a tax-free exchange of 1,045,564 shares of the Predecessor Fund, valued at $25,164,413, for the exact number of shares of the Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Predecessor Fund were $25,164,413 including $18,236,578 of unrealized appreciation, $(29,577) of accumulated net investment loss, and $709,390 of accumulated net realized gains.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will appear in a new shareholder report and must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. As of November 30, 2023, the cash equivalent balance reflected on the Statement of Assets and Liabilities represents the amount participating in the BBH CMS.

Investment Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market (“OTC”) for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

10	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Notes to Financial Statements
November 30, 2023 (Unaudited)

Segall Bryant & Hamill, LLC (the “Adviser”) is the Fund’s valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under the 1940 Act, as amended.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures approved by the Board as noted above. Factors which may be considered when determining the value of a security include when corporate events, events in the securities market or world events cause the valuation designee to believe that the security’s last sale price may not reflect its actual fair market value.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended November 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operation. During the six months ended November 30, 2023, the Fund did not incur any interest or penalties.

Common Expenses – Expenses of the Trust not attributable solely to a specific fund of the Trust are allocated among the funds based on the relative net assets of the funds or based on the nature of the expense and its relative applicability to the funds.

Security Transactions and Related Investment Income – For financial reporting purposes, the Fund’s investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received on the date of distribution. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Sector Concentration Risk – The Fund may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which a Fund’s investments are concentrated, the Fund may perform poorly during that period. Refer to the Fund’s Statement of Investments for its particular concentration in the various sectors.

4. SHARES OF BENEFICIAL INTEREST

On November 30, 2023, there was an unlimited number of no par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2023	May 31, 2023
Shares Sold	254	4,593
Shares issued in Reinvestment of Distributions	—	215,674
Total	254	220,267
Less Shares Redeemed	(82,617)	(109,278)
Net Increase (Decrease)	(82,363)	110,989

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

Semi-Annual Report | November 30, 2023 |	11

Barrett Growth Fund	Notes to Financial Statements
November 30, 2023 (Unaudited)

The tax character of the distributions paid during the periods ended November 30, 2023 and May 31, 2023 were as follows:

		Long-Term
Period Ended	Ordinary Income*	Capital Gains
11/30/2023	$—	$—
5/31/2023	$—	$4,071,920

*	Ordinary Income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of November 30, 2023, net realized appreciation (depreciation) on investments based on federal tax cost was as follows:

Tax cost of investments	$6,839,765
Gross unrealized appreciation	18,461,361
Gross unrealized depreciation	(1,568)
Net unrealized appreciation (depreciation) on portfolio investments	$18,459,793

As of May 31, 2023, the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed long term capital gains	$768,058
Accumulated capital and other losses	(19,333)
Net unrealized appreciation (depreciation) on investments	15,344,464
Total accumulated earnings (deficit)	$16,093,189

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective November 20, 2023, the Fund has entered into an advisory agreement with the Adviser for the Fund. The advisory agreement has been approved by the Trust’s Board of Trustees. The management fee to be paid by the Fund is 0.65% of the average net assets of the Fund, computed daily and payble monthly. Prior to November 20, 2023, Barrett Asset Management, LLC (“BAM”) was the Adviser to the Predecessor Fund. Under the terms of a prior Investment Advisory Agreement, BAM received an advisory fee at an annual rate of 1.00% of the Predecessor Fund’s average daily net assets.

Effective November 20, 2023, Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from the Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust. Prior to November 20, 2023, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acted as the Predecessor Fund’s administrator under an Administration Agreement.

The administrative fees are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and is disclosed in the Statement of Operations. During the period November 20, 2023 - November 30, 2023, the Adviser and Ultimus received $77 and $5,630, respectively, for their services to the Fund. During the period June 1, 2023 - November 19, 2023, US Bank received $37,918 for their services to the Predecessor Fund.

The Adviser has contractually agreed to waive a portion of its management fees and/or administration fees and/or reimburse additional other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees and extraordinary expenses) until at least November 30, 2025. The ratio of expenses to average net assets will not exceed an amount equal to 0.99%. These amounts are not subject to recapture in future periods.

Prior to November 20, 2023, under the terms of the Previous Investment Advisory Agreement, BAM agreed to waive its management fees and/or reimburse Predecessor Fund expenses to ensure total annual operating expenses did not exceed 1.00%, excluding 12b-1 fees, of the Predecessor Fund operating expenses. During the period from June 1, 2020 through November 19, 2023 BAM waived $742,535. This amount is not recoverable by the Adviser due to the change in Investment Advisory Agreement.

Effective November 20, 2023, Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for the Fund. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Fund; (b) make dividend and other distributions to shareholders of the Fund; (c) effect transfers of shares; (d) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses. Prior to November 20, 2023, Fund Services acted as the Predecessor Fund’s transfer agent under an Administrative Agreement.

12	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Notes to Financial Statements
November 30, 2023 (Unaudited)

Effective November 20, 2023, Certain officers of the Trust are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics. Prior to November 20, 2023, certain officers of the Predecessor Fund were also employees of Fund Services.

Effective November 20, 2023, the Trust has appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trust has agreed to have the Fund pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer. Prior to November 20, 2023, the Predecessor Fund’s Chief Compliance Officer was an employee of Fund Services.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of funds of the Trust elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of November 30, 2023 is $847,193.

The Predecessor Fund adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorized it to pay Quasar Distributors, LLC (“Quasar “or the “Prior Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended November 30, 2023, the Predecessor Fund incurred expenses of $20,570 pursuant to the 12b-1 Plan. The Prior Distributor acted as the Predecessor Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Effective November 20, 2023 the 12b-1 Plan no longer exists.

Effective November 20, 2023, the Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Ultimus Fund Distributors, LLC (the “Distributor”) pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is compensated by the Adviser, not the Fund.

Effective November 20, 2023, The Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents. This replaces the 12b-1 Plan described above which terminated on November 20, 2023. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, forwarding communications from the Fund, providing sub-accounting with respect to Fund shares, and other similar services. These fees are included in Shareholder Servicing Fees on the Statement of Operations.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,299,558	$—	$—	$25,299,558
Total	$25,299,558	$—	$—	$25,299,558

The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2023.

Semi-Annual Report | November 30, 2023 |	13

Barrett Growth Fund	Notes to Financial Statements
November 30, 2023 (Unaudited)

8. PURCHASES AND SALES OF INVESTMENTS

During the period ended November 30, 2023, cost of purchase and proceeds from sales of investment securities, other than short-term investments, were $127,270 and $1,178,007, respectively.

9. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 8, 2023, the Fund paid a long-term capital gain distribution of $0.7390 per share to shareholders of record on December 7, 2023.

14	| www.barrettasset.com/barrettmutual

Barrett Growth Fund	Other Important Information
November 30, 2023 (Unaudited)

Consideration of the Investment Advisory Agreement with respect to the Barrett Growth Fund

The Board of Trustees (the “Board”) of Segall Bryant & Hamill Trust (the “Trust”) considered information provided and reviewed at the Board meeting held on May 17-18, 2023 (the “Meeting”) regarding the Barrett Growth Fund (the “Fund”), and to determine whether approving the Investment Advisory Agreement between Segall, Bryant & Hamill, LLC (“SBH” or the “Adviser”) and the Segall Bryant & Hamill Trust (the “Trust”) on behalf of the Fund (the “Advisory Agreement”) would be in the best interests of the Fund and its shareholders.

In anticipation of the meeting as part of the process to consider the approval of the Advisory Agreement legal counsel to the Independent Trustees requested certain information from SBH. In response to these requests, the Trustees received reports from SBH that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of the Advisory Agreement. Further, the Board met with representatives of SBH and discussed the services to be provided by the firm pursuant to the Advisory Agreement, as well as the information provided by SBH.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to approve the Advisory Agreement.

In approving SBH as investment adviser to the Fund, and the fees to be charged under the Advisory Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement

The Board of Trustees received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement. The Trustees reviewed, among other items, certain background materials supplied by SBH.

The Board of Trustees reviewed and considered SBH’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by SBH, and reviewed the qualifications, backgrounds and responsibilities of the management teams to be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by SBH, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

Investment Advisory Fee Rate

The Board considered certain information provided and reviewed at this and prior meetings regarding the contractual investment advisory fee rate to be paid by the Fund, including comparisons against the fee rates of funds in a preliminary peer group selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the Data Provider report included a comparison of the existing Fund’s gross advisory fee of 1.00% relative to the Data Provider selected peer group, and that the existing Fund’s gross advisory fee was in the fourth quartile and higher than the peer group median. The Trustees further noted that the Adviser is proposing a 0.65% gross advisory fee for the new Fund, and that the 0.65% proposed fee is closer to the peer group median. Taking into account the totality of the information presented, the Board concluded that the Fund’s proposed gross advisory fee rate was within an acceptable range of its respective peer group.

Expense Ratios

The Board considered certain information provided regarding the total net expense ratio of the Fund, including comparisons against the total net expense ratios of funds in peer groups selected by an independent provider of investment company data. Based on such information, the Board of Trustees further noted that the total net expense ratio of 1.13% for the Fund was lower than the peer group median. The Board also took into account that pursuant to an expense limitation agreement with the Adviser, the Fund’s total expense ratio before waivers would be capped at 0.99%. The Trustees noted that with the expense limitation, the Fund’s total net expense ratio was more favorable than the total expense ratio before waiver.

Investment Performance

The Board reviewed performance information for the Barrett Growth Fund, a series of Trust for Professional Managers (the “Predecessor Fund”) for the one-, three-, five- and ten-year periods ended March 31, 2023. The review included a comparison of the Predecessor Fund’s performance to the performance of a group of comparable funds selected by an independent provider of research data. The Board also considered each of SBH’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

Semi-Annual Report | November 30, 2023 |	15

Barrett Growth Fund	Other Important Information
November 30, 2023 (Unaudited)

The Board considered the performance of the Predecessor Fund and noted that as compared to its peer group, the performance of the Fund was in the in the first quartile for the ten-year period, the second quartile for the one-year period, and the third quartile for the three-year and five-year periods.

Comparable Accounts

The Board noted that the Adviser indicated that it had no other clients utilizing a strategy similar to that employed by the Fund.

Adviser Profitability

The Board of Trustees received a detailed projected profitability analysis prepared by SBH based on the fees to be payable by the Fund under the Advisory Agreement. The Board was also provided with CI Financial’s audited financial information as well as information regarding SBH’s other revenue streams and potential liabilities. The Board also considered SBH’s statements regarding its commitment to the Fund. The Board determined that SBH’s projected profitability in connection with its management of the Fund is not unreasonable.

Economies of Scale

The Board of Trustees considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders.

Other Benefits

The Board of Trustees also reviewed and considered any other benefits to be derived by SBH from its relationship with the Fund, including soft dollar arrangements and publicity related to the Fund.

Taking into account the information considered by the Board at its meetings, the Trustees, including all of the Independent Trustees, concluded that:

●	The nature, extent and quality of services to be rendered by SBH and Barrett under the Advisory Agreement are adequate;

●	The Fund’s proposed gross advisory fee rate is within an acceptable range of its peer group median;

●	The expected total net expense ratio for the Fund is lower than its peer group median;

●	The Predecessor Fund outperformed the peer group median for the one-year and ten-year periods, and underperformed the peer group median for the three-year and five-year periods;

●	That SBH had indicated it had no other clients utilizing a strategy similar to that employed by the Fund;

●	The projected profit, if any, expected to be realized by SBH in connection with its management of the Fund would not be unreasonable; and

●	To the extent available, the Fund could be expected to share in economies of scale to be realized by SBH.

Based on the Board’s deliberations and their evaluation of the information described above, all of the Trustees, including all of the Independent Trustees in person at the Meeting, concluded that the advisory fee rate to be payable to SBH by the Fund is fair and reasonable in light of the nature of the services to be provided and the expenses involved, and determined to approve the Advisory Agreement with respect to the Fund.

16	| www.barrettasset.com/barrettmutual

Segall Bryant & Hamill Trustees and Officers:
Janice M. Teague, Chair
Thomas J. Abood, Trustee
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Lloyd “Chip” Voneiff, Trustee
Carolyn B. Goldhaber, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Jennifer L. Leamer, Asst. Treasurer
Maggie Bull, Secretary

A description of the policies and procedures that Barrett Growth Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free (800) 392-2673; (ii) on the Fund’s website, www.barrettasset.com/barrettmutual; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after each fiscal quarter-end. Copies of the Barrett Growth Fund exhibits to Form N-PORT are available without a charge, upon request, by contacting Segall Bryant & Hamill Trust toll-free at (800) 392-2673 and on the SEC’s website at www.sec.gov.

FOR MORE INFORMATION ABOUT BARRETT GROWTH FUND, PLEASE CONTACT:
Segall Bryant & Hamill Trust | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.barrettasset.com/barrettmutual

This report has been prepared for Barrett Growth Fund shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by Ultimus Fund Distributors, LLC

SBH-SAR-23

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) of 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270-30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act